Share Based Compensation (Details) - Schedule of SARs Activity - Stock Appreciation Rights (SARs) [Member] - ₨ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Share Based Compensation (Details) - Schedule of SARs Activity [Line Items]
Number of SARs, outstanding Beginning	1,875,000	1,875,000
Weighted average exercise price in INR, outstanding Beginning	₨ 810	₨ 810
Number of SARs, Granted
Weighted average exercise price in INR, Granted
Number of SARs, SAR forfeited/reversed during the year	(1,195,000)
Weighted average exercise price in INR, SAR forfeited/reversed during the year	₨ 771
Number of SARs, Exercised
Weighted average exercise price in INR, Exercised
Number of SARs, Options outstanding Ending	680,000	1,875,000
Weighted average exercise price in INR, Options outstanding Ending	₨ 878	₨ 810
Number of SARs, Vested	680,000	680,000
Weighted average exercise price in INR, Vested	₨ 878	₨ 805
Number of SARs, Exercisable	680,000	130,000
Weighted average exercise price in INR, Exercisable	₨ 878	₨ 1,154